Related parties	6 Months Ended
Jun. 30, 2026
Related Parties
Related parties

29. Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, shareholders and its related entities and key management personnel of the Company.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Net operating revenue relates mainly to sale of iron ore and right to use capacity on railroads. Cost and operating expenses mostly relate to the variable lease payments of the pelletizing plants. In June 2026, Vale renewed its contract with MRS for the rail transportation of iron ore, pellets, and related products from loading terminals in Minas Gerais to port terminals in Rio de Janeiro. The contract, effective until 2041, includes a take-or-pay clause under which Vale guarantees MRS the payment of 85% of the annual budgeted revenue based on the approved transportation program. The estimated nominal value of the contract is approximately US$8.4 billion (R$43.5 billion) over 15 years.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

The effects arising from the failure of the Fundão tailings dam, owned by the joint venture Samarco Mineração S.A., are presented in note 23, and the other effects associated with investments in joint ventures and associates are presented in note 26.

a) Transactions with related parties

Three-month period ended June 30,	2026			2025
	Net operating revenue	Cost and other operating revenues and expenses	Financial result	Net operating revenue	Cost and other operating revenues and expenses	Financial result
Associates and Joint Ventures
Pelletizing companies (i)	–	(46)	(8)	–	(3)	(10)
MRS Logística S.A.	–	(128)	–	–	(112)	–
Norte Energia S.A.	–	(25)	–	–	(15)	–
Vale Oman Distribution Center	–	(86)	–	–	(62)	–
VLI	94	(9)	–	97	(10)	(1)
PTVI	–	(154)	–	–	(138)	–
Anglo American	–	(94)	5	–	(48)	7
Aliança Geração de Energia S.A.	–	(49)	–	–	–	–
Others	7	–	–	9	–	(6)
	101	(591)	(3)	106	(388)	(10)
Shareholders
Bradesco	–	–	(22)	–	–	105
Mitsui	30	–	–	27	–	–
Cosan	–	–	–	1	(8)	–
Banco do Brasil	–	–	27	–	–	–
	30	–	5	28	(8)	105
Total	131	(591)	2	134	(396)	95

Six-month period ended June 30,	2026			2025
	Net operating revenue	Cost and other operating revenues and expenses	Financial result	Net operating revenue	Cost and other operating revenues and expenses	Financial result
Associates and Joint Ventures
Pelletizing companies (i)	–	(77)	(17)	–	(29)	(20)
MRS Logística S.A.	–	(217)	–	–	(214)	–
Norte Energia S.A.	–	(52)	–	–	(28)	–
Vale Oman Distribution Center	–	(127)	–	–	(127)	–
VLI	173	(17)	–	165	(22)	(2)
PTVI	–	(313)	–	–	(297)	–
Anglo American	–	(166)	9	–	(48)	7
Aliança Geração de Energia S.A.	–	(107)	–	–	–	–
Others	14	–	–	16	–	(3)
	187	(1,076)	(8)	181	(765)	(18)
Shareholders
Bradesco	–	–	18	–	–	234
Mitsui	64	–	–	61	–	–
Cosan	–	–	–	8	(16)	–
Banco do Brasil	–	–	53	–	–	–
	64	–	71	69	(16)	234
Total	251	(1,076)	63	250	(781)	216

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

b) Outstanding balances with related parties

	Assets
	June 30, 2026			December 31, 2025
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Associates and Joint Ventures
Pelletizing companies (i)	–	–	–	–	–	7
MRS Logística S.A.	–	–	43	–	–	9
VLI	–	74	–	–	41	–
PTVI	–	–	–	–	1	–
Anglo American	–	–	253	–	–	254
Others	–	7	9	–	6	9
	–	81	305	–	48	279
Shareholders
Bradesco	786	–	78	1,003	–	82
Banco do Brasil	41	–	63	186	–	9
Mitsui	–	28	–	–	49	–
	827	28	141	1,189	49	91
Pension plan	–	27	–	–	18	–
Total	827	136	446	1,189	115	370

	Liabilities
	June 30, 2026		December 31, 2025
	Supplier and contractors	Other liabilities	Supplier and contractors	Other liabilities
Associates and Joint Ventures
Pelletizing companies (i)	66	216	28	235
MRS Logística S.A.	19	–	25	–
Vale Oman Distribution Center	45	–	49	–
VLI	2	113	3	81
PTVI	50	–	58	–
Anglo American	55	–	28	–
Others	40	–	43	–
	277	329	234	316
Shareholders
Bradesco	–	–	–	24
Banco do Brasil	–	1	–	–
	–	1	–	24
Total	277	330	234	340

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

c) Key management personnel compensation

During the six-month period ended June 30, 2026, the compensation of the Company’s key management personnel, including share-based payments, was US$14 (2025: US$15).